Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Ownership percentage	49.00%
Majority investor, ownership percentage	51.00%
Oncacare
Related Party Transaction [Line Items]
Equity method investment, aggregate cost	$ 4,900,000
Ownership percentage	49.00%
DS Biopharma Limited | Subsidiaries
Related Party Transaction [Line Items]
Revenue earned from related parties	$ 30,000	$ 321,000
Amounts due from related parties	12,000	41,000
Afimmune Limited | Subsidiaries
Related Party Transaction [Line Items]
Revenue earned from related parties	551,000	9,000
Amounts due from related parties	197,000	$ 0
Oncacare
Related Party Transaction [Line Items]
Amounts due from related parties	264,000
Expenses incurred from related party transactions	465,000
Loan granted tp related party	$ 10,000,000
Related party, loan interest rate	1.60%
Interest receivable, related party loans	$ 23,000